Filed with the Securities and Exchange Commission on October 24, 1997.

                                                       File No. 2-81105
                                                       File No. 811-3632

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
     Post-Effective Amendment No.     27

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.      27

                                   Scudder Tax Free Trust
          (Exact Name of Registrant as Specified in Charter)

         Two International Place, Boston, MA           02110-4103
       (Address of Principal Executive Offices)      (Zip Code)

  Registrant's Telephone Number, including Area Code:  (617) 295-2567

                          Thomas F. McDonough
                    Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA  02110
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     X         Immediately upon filing pursuant to paragraph (b)

   _____       on May 1, 1997 pursuant to paragraph (b)

   _____       60 days after filing pursuant to paragraph (a)(1)

   _____       on ___________ pursuant to paragraph (a)(1)

   _____       75 days after filing pursuant to paragraph (a)(2)

   _____       on ______  pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following:

   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                        SCUDDER MEDIUM TERM TAX FREE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.   Item Caption     Prospectus Caption

   1.      Cover Page       COVER PAGE

   2.      Synopsis         EXPENSE INFORMATION

   3.      Condensed        FINANCIAL HIGHLIGHTS
           Financial
           Information

   4.      General          SCUDDER MEDIUM TERM TAX FREE
           Description of     FUND-Investment objectives and
           Registrant         policies, Investments
                            ADDITIONAL INFORMATION ABOUT POLICIES
                              AND INVESTMENTS
                            FUND ORGANIZATION

   5.      Management of    A MESSAGE FROM SCUDDER'S CHAIRMAN
           the Fund         FUND ORGANIZATION-Investment adviser;
                              Transfer agent
                            SHAREHOLDER BENEFITS-A team approach
                              to investing

  5A.      Management's     NOT APPLICABLE
           Discussion of
           Fund
           Performance

   6.      Capital Stock    DISTRIBUTION AND PERFORMANCE
           and Other          INFORMATION- Dividends and capital
           Securities         gains distributions
                            TRANSACTION INFORMATION-Tax
                              information
                            SHAREHOLDER BENEFITS-SAIL(tm)-Scudder
                              Automated Information Line, T.D.D.
                              Service for the hearing impaired,
                              Dividend reinvestment plan
                            HOW TO CONTACT SCUDDER

   7.      Purchase of      PURCHASES
           Securities       TRANSACTION INFORMATION-Purchasing
           Being Offered      shares
                            INVESTMENT PRODUCTS AND SERVICES
                            FUND ORGANIZATION-Underwriter

   8.      Redemption or    EXCHANGES AND REDEMPTIONS
           Repurchase       TRANSACTION INFORMATION-Redeeming
                              shares

   9.      Pending Legal    NOT APPLICABLE
           Proceedings

                             Cross Reference-Page 1

                        SCUDDER MEDIUM TERM TAX FREE FUND
                                   (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             ORGANIZATION OF THE FUNDS
          Information and
          History

  13.     Investment          THE FUNDS AND THEIR OBJECTIVES
          Objectives and
          Policies

  14.     Management of the   TRUSTEES AND OFFICERS
          Fund                REMUNERATION

  15.     Control Persons     TRUSTEES AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation and
          Other Practices

  18.     Capital Stock and   ORGANIZATION OF THE FUNDS
          Other Securities

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being       THE FUNDS-Dividend and Capital Gain
          Offered                Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements

                             Cross Reference-Page 2

                       SCUDDER LIMITED TERM TAX FREE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.   Item Caption    Prospectus Caption

   1.      Cover Page      COVER PAGE

   2.      Synopsis        EXPENSE INFORMATION

   3.      Condensed       FINANCIAL HIGHLIGHTS
           Financial
           Information

   4.      General         SCUDDER LIMITED TERM TAX FREE
           Description of     FUND-Investment objectives and
           Registrant         policies, Investments
                           ADDITIONAL INFORMATION ABOUT POLICIES
                              AND INVESTMENTS
                           FUND ORGANIZATION

   5.      Management of   A MESSAGE FROM SCUDDER'S CHAIRMAN
           the Fund        FUND ORGANIZATION-Investment adviser;
                              Transfer agent
                           SHAREHOLDER BENEFITS-A team approach
                              to investing

  5A.      Management's    NOT APPLICABLE
           Discussion of
           Fund
           Performance

   6.      Capital Stock   DISTRIBUTION AND PERFORMANCE
           and Other          INFORMATION- Dividends and capital
           Securities         gains distributions
                           TRANSACTION INFORMATION-Tax
                              Information
                           SHAREHOLDER BENEFITS-Toll-free
                              Telephone Service and Information,
                              T.D.D. Service for the hearing
                              impaired, Dividend reinvestment
                              plan
                           HOW TO CONTACT SCUDDER

   7.      Purchase of     PURCHASES
           Securities      TRANSACTION INFORMATION-Purchasing
           Being Offered      shares
                           INVESTMENT PRODUCTS AND SERVICES
                           FUND ORGANIZATION-Underwriter

   8.      Redemption or   EXCHANGES AND REDEMPTIONS
           Repurchase      TRANSACTION INFORMATION-Redeeming
                              Shares

   9.      Pending Legal   NOT APPLICABLE
           Proceedings

                             Cross Reference-Page 3

                       SCUDDER LIMITED TERM TAX FREE FUND
                                   (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             ORGANIZATION OF THE FUNDS
          Information and
          History

  13.     Investment          THE FUNDS AND THEIR OBJECTIVES
          Objectives and
          Policies

  14.     Management of the   TRUSTEES AND OFFICERS
          Fund                REMUNERATION

  15.     Control Persons     TRUSTEES AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation and
          Other Practices

  18.     Capital Stock and   ORGANIZATION OF THE FUNDS
          Other Securities

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being       THE FUNDS-Dividend and Capital
          Offered                Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements

                             Cross Reference-Page 4

                                     Part A


Part A of this Post-Effective Amendment No. 27 to the Registration Statement is incorporated by reference in its entirety to the Scudder Tax Free Trust's current Post-Effective Amendment No. 26 on Form N-1A filed on April 30, 1997 and to its definitive Rule 497(c) filing on May 9, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 27 to the Registration Statement is incorporated by reference in its entirety to the Scudder Tax Free Trust's current Post-Effective Amendment No. 26 on Form N-1A filed on April 30, 1997 and to its definitive Rule 497(c) filing on May 9, 1997.

                      SCUDDER TAX FREE TRUST

                    PART C.  OTHER INFORMATION

Item 24.       Financial Statements and Exhibits.

          a.   Financial Statements:

               Included in Part A:

               Scudder Medium Term Tax Free Fund:

                    Financial Highlights for the ten fiscal years
                     ended December 31, 1996
                    Incorporated by reference to Post-Effective
                     Amendment No. 26 to the Registration
                     Statement.

               Scudder Limited Term Tax Free Fund:

                    Financial Highlights for the period February
                     15, 1994 (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1996
                    Incorporated by reference to Post-Effective
                     Amendment No. 26 to the Registration
                     Statement.

               Included in Part B:

               Scudder Medium Term Tax Free Fund:

                    Investment Portfolio as of December 31, 1996
                    Statement of Assets and Liabilities as of December 31, 1996
                    Statement of Operations for the fiscal year ended December 31, 1996
                    Statements of Changes in Net Assets for the two
                     fiscal years ended December 31, 1996
                    Financial Highlights for the ten fiscal years
                     ended December 31, 1996
                    Notes to Financial Statements
                    Report of Independent Accountants
                    Incorporated by reference to Post-Effective
                     Amendment No. 26 to the Registration Statement

               Scudder Limited Term Tax Free Fund:

                    Investment Portfolio as of October 31, 1996
                    Statement of Assets and Liabilities as of October 31, 1996
                    Statement of Operations for the two fiscal
                     years ended October 31, 1996
                    Statement of Changes in Net Assets for the two
                     fiscal years ended October 31, 1996
                    Financial Highlights for the period February
                     15, 1994 (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1996
                    Notes to Financial Statements
                    Report of Independent Accountants
                    Incorporated by reference to Post-Effective
                     Amendment No. 26 to the Registration Statement

               Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                                Part C - Page 1

          b.   Exhibits:

                                All references to the Registration
                                Statement are to the Registrant's
                                Registration Statement on Form N-1A
                                filed with the Securities and Exchange
                                Commission on December 29, 1982.  File
                                No. 2-81105 and 811-3632 (the
                                "Registration Statement").

               1.   (a)         Amended and Restated Declaration of
                                Trust dated December 8, 1987 is filed
                                herein.

                    (b) Amendment dated May 1, 1992 to the Amended and Restated Declaration of Trust dated December 8, 1987 is filed herein.

                    (c)         Establishment and Designation of
                                Additional Series of shares dated
                                April 1, 1985 is filed herein.

                    (d) Redesignation of Series dated October 9, 1990 is filed herein.

               2.   (a)         By-Laws dated December 28, 1982 is
                                filed herein.

                    (b)(1) Amendment dated August 13, 1991 to the By-Laws of the Registrant is filed herein.

                    (b)(2) Amendment dated December 10, 1991 to the By-Laws of the Registrant is filed herein.

               3.               Inapplicable.

               4.               Specimen certificate representing
                                shares of beneficial interest, with
                                $.01 par value is filed herein.

               5.   (a)         Investment Advisory Agreement between
                                the Registrant and Scudder, Stevens &
                                Clark, Inc. on behalf of Scudder Tax
                                Free Target Fund, dated December 10,
                                1985 is filed herein.

                    (b) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. on behalf of Scudder Medium Term Tax Free Fund dated August 10, 1993 is filed herein.

                    (c)         Investment Management Agreement
                                between the Registrant and Scudder,
                                Stevens & Clark, Inc. on behalf of
                                Scudder Limited Term Tax Free Fund
                                dated February 15, 1994 is filed
                                herein.

               6. Underwriting Agreement with Scudder Investor Services, Inc., formerly Scudder Fund Distributors, Inc., dated September 10, 1985 is filed herein.

               7.               Inapplicable.

               8.   (a)         Custodian Contract with State Street
                                Bank and Trust Company ("State Street
                                Bank") dated April 12, 1983 is filed
                                herein.

                    (b)(1) Amendment to the Custodian Agreement between the Registrant and State
                                Street Bank dated August 9, 1988 is
                                filed herein.

                                Part C - Page 2

                    (b)(2) Amendment to the Custodian Agreement between the Registrant and State
                                Street Bank dated December 11, 1990 is
                                filed herein.

                    (c)         Fee schedule for Exhibit 8(a) is filed
                                herein.

                    (c)(1) Revised fee schedule for Exhibit 8(a) is incorporated by reference to Post-Effective Amendment No. 22 to the
                                Registration Statement.

                    (d) Subcustodian Agreement between State Street Bank and Morgan Guaranty Trust Company of New York dated November 25, 1985 is filed herein.

                    (e) Subcustodian Agreement between Irving Trust Company and State Street Bank dated November 30, 1987 is filed herein.

                    (f)         Subcustodian Agreement between
                                Chemical Bank and State Street Bank
                                dated May 31, 1988 is filed herein.

                    (g)         Subcustodian Agreement between
                                Security Pacific Bank and Trust
                                Company (New York) and State Street
                                Bank dated February 18, 1988 is filed
                                herein.

                    (h) Subcustodian Agreement between Bankers Trust Company and State Street Bank dated August 15, 1989, filed May 1, 1990, is filed herein.

                    (i)         Fee schedule for Exhibit 8(a) is filed
                                herein.

               9.   (a)(1)      Transfer Agency and Service Agreement
                                between the Registrant and Scudder
                                Service Corporation dated October 2,
                                1989 is filed herein.

                    (a)(2)      Fee Schedule for Exhibit 9(a)(1) is
                                filed herein.

                    (a)(3) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Limited Term Tax Free Fund, and Scudder Fund Accounting
                                Corporation dated February 15, 1994 is
                                filed herein.

                    (a)(4) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Medium Term Tax Free Fund, and Scudder Fund Accounting Corporation dated February 21, 1995 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

                    (a)(5) Revised fee schedule dated October 1, 1995 for exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 24 to the
                                Registration Statement.

                    (a)(6) Revised fee schedule dated October 1, 1996 for exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 26 to the
                                Registration Statement.

                    (b)         Inapplicable.

               10.              Inapplicable.

                                Part C - Page 3

               11.              Inapplicable.

               12.              Inapplicable.

               13.              Inapplicable.

               14.              Inapplicable.

               15.              Inapplicable.

               16.              Schedule for Computation of
                                Performance Calculation is filed
                                herein.

               17.              Financial Data Schedules is
                                incorporated by reference to Post-
                                Effective Amendment No. 27 to the
                                Registration Statement.

                                Power of Attorney is incorporated by
                                reference to the signature page to
                                Post-Effective Amendment No. 13 to the
                                Registration Statement and is
                                incorporated by reference to Post-
                                Effective Amendment
                                No. 22.

Item 25.  Persons Controlled by or under Common Control with Registrant.

          None

Item 26.  Number of Holders of Securities (as of October 13, 1997).

                     (1)                         (2)
                Title of Class             Number of Record
                                             Shareholders

          Shares of Beneficial
          Interest
          ($.01 par value)
          Scudder Medium Term Tax               12,427
          Free Fund
          Scudder Limited Term Tax              1,405
          Free Fund


Item 27.  Indemnification.

          A policy of insurance covering Scudder, Stevens & Clark Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provides as follows:

               Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The

                                Part C - Page 4

               Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

               Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section  4.3  Mandatory  Indemnification.   (a)  Subject  to  the
               exceptions and limitations contained in paragraph (b) below:

                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               (b) No indemnification shall be provided hereunder to a Trustee or officer:

                    (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph
                    (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                         (A) by the court or other body approving the settlement or other disposition; or

                                Part C - Page 5

                         (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                    (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                    (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.  Business or Other Connections of Investment Adviser

          The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                     Business and Other Connections of Board
     Name            of Directors of Registrant's Adviser

Stephen R. Beckwith  Director, Vice President, Treasurer, Chief
                        Operating Officer & Chief Financial Officer,
                        Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong     Director, Scudder, Stevens & Clark, Inc.
                       (investment adviser)**
                     President & Director, The Latin America Dollar
                        Income Fund, Inc.  (investment company)**
                     President & Director, Scudder World Income
                        Opportunities Fund, Inc.  (investment
                        company)**
                     President, The Japan Fund, Inc. (investment
                        company)**
                     Supervisory Director, The Latin America Income
                        and Appreciation Fund N.V. (investment
                        company) +
                     Supervisory Director, The Venezuela High Income
                        Fund N.V. (investment company) xx

                                Part C - Page 6

                     Supervisory Director, Scudder Mortgage Fund
                        (investment company)+
                     Supervisory Director, Scudder Floating Rate
                        Funds for Fannie Mae Mortgage Securities I &
                        II (investment company) +
                     Director, Canadian High Income Fund (investment
                        company)#
                     Director, Hot Growth Companies Fund (investment
                        company)#
                     Director, Sovereign High Yield Investment
                        Company (investment company)+
                     Director, Scudder, Stevens & Clark (Luxembourg)
                        S.A. (investment manager) #

Nicholas Bratt       Director, Scudder, Stevens & Clark, Inc.
                        (investment adviser)**
                     President & Director, Scudder New Europe Fund,
                        Inc. (investment company)**
                     President & Director, The Brazil Fund, Inc.
                        (investment company)**
                     President & Director, The First Iberian Fund,
                        Inc. (investment company)**
                     President & Director, Scudder International
                        Fund, Inc.  (investment company)**
                     President & Director, Scudder Global Fund, Inc.
                        (President on all series except Scudder
                        Global Fund) (investment company)**
                     President & Director, The Korea Fund, Inc.
                        (investment company)**
                     President & Director, Scudder New Asia Fund,
                        Inc. (investment company)**
                     President, The Argentina Fund, Inc. (investment
                        company)**
                     Vice President, Scudder, Stevens & Clark
                        Corporation (Delaware) (investment adviser)**
                     Vice President, Scudder, Stevens & Clark Japan,
                        Inc. (investment adviser)###
                     Vice President, Scudder, Stevens & Clark of
                        Canada Ltd. (Canadian investment adviser)
                        Toronto, Ontario, Canada
                     Vice President, Scudder, Stevens & Clark
                        Overseas Corporation oo

E. Michael Brown     Director, Chief Administrative Officer, Scudder,
                        Stevens & Clark, Inc. (investment adviser)**
                     Trustee, Scudder GNMA Fund (investment company)*
                     Trustee, Scudder Portfolio Trust (investment
                        company)*
                     Trustee, Scudder U.S. Treasury Fund (investment
                        company)*
                     Trustee, Scudder Tax Free Money Fund (investment
                        company)*
                     Trustee, Scudder State Tax Free Trust
                        (investment company)*
                     Trustee, Scudder Cash Investment Trust
                        (investment company)*
                     Assistant Treasurer, Scudder Investor Services,
                        Inc. (broker/dealer)*
                     Director & President, Scudder Realty Holding
                        Corporation (a real estate holding company)*
                     Director & President, Scudder Trust Company (a
                        trust company)+++
                     Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady       Director, Scudder, Stevens & Clark, Inc.
                        (investment adviser)**
                     Director & Vice President, Scudder Investor
                        Services, Inc. (broker/dealer)*
                     Director & Vice President, Scudder Service
                        Corporation (in-house transfer agent)*
                     Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin    Director, Scudder, Stevens & Clark, Inc.
                        (investment adviser)**
                     Chairman & Trustee, AARP Cash Investment Funds
                        (investment company)**
                     Chairman & Trustee, AARP Growth Trust
                        (investment company)**
                     Chairman & Trustee, AARP Income Trust
                        (investment company)**
                     Chairman & Trustee, AARP Tax Free Income Trust
                        (investment company)**
                     Chairman & Trustee, AARP Managed Investment
                        Portfolios Trust  (investment company)**
                     Director & Senior Vice President, Scudder
                        Investor Services, Inc. (broker/dealer)*
                     Director, SFA, Inc. (advertising agency)*

                                Part C - Page 7

Margaret D. Hadzima  Director, Scudder, Stevens & Clark, Inc.
                        (investment adviser)**
                     Assistant Treasurer, Scudder Investor Services,
                        Inc. (broker/dealer)*

Jerard K. Hartman    Director, Scudder, Stevens & Clark, Inc.
                       (investment adviser)**
                     Vice President, Scudder California Tax Free
                        Trust (investment company)*
                     Vice President, Scudder Equity Trust (investment
                        company)**
                     Vice President, Scudder Cash Investment Trust
                        (investment company)*
                     Vice President, Scudder Fund, Inc. (investment
                        company)**
                     Vice President, Scudder Global Fund, Inc.
                        (investment company)**
                     Vice President, Scudder GNMA Fund (investment
                        company)*
                     Vice President, Scudder Portfolio Trust
                        (investment company)*
                     Vice President, Scudder Institutional Fund, Inc.
                        (investment company)**
                     Vice President, Scudder International Fund, Inc.
                        (investment company)**
                     Vice President, Scudder Investment Trust
                        (investment company)*
                     Vice President, Scudder Municipal Trust
                        (investment company)*
                     Vice President, Scudder Mutual Funds, Inc.
                        (investment company)**
                     Vice President, Scudder New Asia Fund, Inc.
                        (investment company)**
                     Vice President, Scudder New Europe Fund, Inc.
                        (investment company)**
                     Vice President, Scudder Securities Trust
                        (investment company)*
                     Vice President, Scudder State Tax Free Trust
                        (investment company)*
                     Vice President, Scudder Funds Trust (investment
                        company)**
                     Vice President, Scudder Tax Free Money Fund
                        (investment company)*
                     Vice President, Scudder Tax Free Trust
                        (investment company)*
                     Vice President, Scudder U.S. Treasury Money Fund
                        (investment company)*
                     Vice President, Scudder Pathway Series
                        (investment company)*
                     Vice President, Scudder Variable Life Investment
                        Fund (investment company)*
                     Vice President, The Brazil Fund, Inc.
                        (investment company)**
                     Vice President, The Korea Fund, Inc. (investment
                        company)**
                     Vice President, The Argentina Fund, Inc.
                        (investment company)**
                     Vice President & Director, Scudder, Stevens &
                        Clark of Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                     Vice President, The First Iberian Fund, Inc.
                        (investment company)**
                     Vice President, The Latin America Dollar Income
                        Fund, Inc. (investment company)**
                     Vice President, Scudder World Income
                        Opportunities Fund, Inc. (investment
                        company)**

Richard A. Holt      Director, Scudder, Stevens & Clark, Inc.
                      (investment adviser)**
                     Vice President, Scudder Variable Life Investment
                        Fund (investment company)*

John T. Packard      Director, Scudder, Stevens & Clark, Inc.
                      (investment adviser)**
                     President, Montgomery Street Income Securities,
                        Inc. (investment company) o
                     Chairman, Scudder Realty Advisors, Inc. (realty
                        investment adviser) x

Daniel Pierce        Chairman & Director, Scudder, Stevens & Clark,
                        Inc. (investment adviser)**
                     Chairman, Vice President & Director, Scudder
                        Global Fund, Inc.  (investment company)**
                     Chairman & Director, Scudder New Europe Fund,
                        Inc. (investment company)**
                     Chairman & Director, The First Iberian Fund,
                        Inc. (investment company)**
                     Chairman & Director, Scudder International Fund,
                        Inc. (investment company)**
                     Chairman & Director, Scudder New Asia Fund, Inc.
                        (investment company)**
                     President & Trustee, Scudder Equity Trust
                        (investment company)**
                     President & Trustee, Scudder GNMA Fund
                        (investment company)*
                     President & Trustee, Scudder Portfolio Trust
                        (investment company)*
                     President & Trustee, Scudder Funds Trust
                        (investment company)**
                     President & Trustee, Scudder Securities Trust
                        (investment company)*
                     President & Trustee, Scudder Investment Trust
                        (investment company)*

                                Part C - Page 8

                          President & Director, Scudder Institutional
                             Fund, Inc. (investment company)**
                          President & Director, Scudder Fund, Inc.
                             (investment company)**
                          President & Director, Scudder Mutual Funds, Inc.
                             (investment company)**
                          Vice President & Trustee, Scudder Municipal
                             Trust (investment company)*
                          Vice President & Trustee, Scudder Variable Life
                             Investment Fund (investment company)*
                          Vice President & Trustee, Scudder Pathway Series
                             (investment company)*
                          Trustee, Scudder California Tax Free Trust
                             (investment company)*
                          Trustee, Scudder State Tax Free Trust
                             (investment company)*
                          Vice President, Montgomery Street Income
                             Securities, Inc. (investment company)o
                          Chairman & President, Scudder, Stevens & Clark
                             of Canada, Ltd. (Canadian investment
                             adviser), Toronto, Ontario, Canada
                          Chairman & Director, Scudder Global
                             Opportunities Funds (investment company)
                             Luxembourg
                          Chairman, Scudder, Stevens & Clark, Ltd.
                             (investment adviser) London, England
                          President & Director, Scudder Precious Metals,
                             Inc. xxx
                          Vice President, Director & Assistant Secretary,
                             Scudder Realty Holdings Corporation
                             (a real estate holding company)*
                          Vice President, Director & Assistant Treasurer,
                             Scudder Investor Services, Inc.
                             (broker/dealer)*
                          Director, Scudder Latin America Investment Trust
                             PLC (investment company)@
                          Director, Fiduciary Trust Company (banking &
                             trust company) Boston, MA
                          Director, Fiduciary Company Incorporated
                             (banking & trust company) Boston, MA
                          Trustee, New England Aquarium, Boston, MA
                          Incorporator, Scudder Trust Company (a trust
                             company)+++

Kathryn L. Quirk         Director, Chief Legal Officer, Chief Compliance
                             Officer and Secretary, Scudder, Stevens &
                             Clark, Inc. (investment adviser)**
                          Director, Vice President & Assistant Secretary,
                             The Argentina Fund, Inc. (investment
                             company)**
                          Director, Vice President & Assistant Secretary,
                             Scudder International Fund, Inc. (investment company)**
                          Director, Vice President & Assistant Secretary,
                             Scudder New Asia Fund (investment company)**
                          Director, Vice President & Assistant Secretary,
                             Scudder Global Fund, Inc. (investment
                             company)**
                          Trustee, Vice President & Assistant Secretary,
                             Scudder Equity Trust (investment company)**
                          Trustee, Vice President & Assistant Secretary,
                             Scudder Securities Trust (investment
                             company)*
                          Trustee, Vice President & Assistant Secretary,
                             Scudder Funds Trust (investment company)**
                          Trustee, Scudder Investment Trust (investment
                             company)*
                          Trustee, Scudder Municipal Trust (investment
                             company)*
                          Vice President & Trustee, Scudder Cash
                             Investment Trust (investment company)*
                          Vice President & Trustee, Scudder Tax Free Money
                             Fund (investment company)*
                          Vice President & Trustee, Scudder Tax Free Trust
                             (investment company)*
                          Vice President & Secretary, AARP Growth Trust
                             (investment company)**
                          Vice President & Secretary, AARP Income Trust
                             (investment company)**
                          Vice President & Secretary, AARP Tax Free Income
                             Trust (investment company)**
                          Vice President & Secretary, AARP Cash Investment
                             Funds (investment company)**
                          Vice President & Secretary, AARP Managed
                             Investment Portfolios Trust (investment
                             company)**
                          Vice President & Secretary, The Japan Fund, Inc.
                             (investment company)**
                          Vice President & Assistant Secretary, Scudder
                             World Income Opportunities Fund, Inc.
                             (investment company)**

                                Part C - Page 9

                          Vice President & Assistant Secretary, The Korea
                             Fund, Inc. (investment company)**
                          Vice President & Assistant Secretary, The Brazil
                             Fund, Inc. (investment company)**
                          Vice President & Assistant Secretary, Montgomery
                             Street Income Securities, Inc. (investment company)o
                          Vice President & Assistant Secretary, Scudder
                             Mutual Funds, Inc. (investment company)**
                          Vice President & Assistant Secretary, Scudder
                             Pathway Series (investment company)*
                          Vice President & Assistant Secretary, Scudder
                             New Europe Fund, Inc. (investment company)**
                          Vice President & Assistant Secretary, Scudder
                             Variable Life Investment Fund (investment company)*
                          Vice President & Assistant Secretary, The First
                             Iberian Fund, Inc. (investment company)**
                          Vice President & Assistant Secretary, The Latin
                             America Dollar Income Fund, Inc. (investment company)**
                          Vice President, Scudder Fund, Inc. (investment
                             company)**
                          Vice President, Scudder Institutional Fund, Inc.
                             (investment company)**
                          Vice President, Scudder GNMA Fund (investment
                             company)*
                          Director, Senior Vice President & Clerk, Scudder
                             Investor Services, Inc. (broker/dealer)*
                          Director, Vice President & Secretary, Scudder
                             Fund Accounting Corporation (in-house fund accounting agent)*
                          Director, Vice President & Secretary, Scudder
                             Realty Holdings Corporation (a real estate holding company)*
                          Director & Clerk, Scudder Service Corporation
                             (in-house transfer agent)*
                          Director, SFA, Inc. (advertising agency)*
                          Vice President, Director & Assistant Secretary,
                             Scudder Precious Metals, Inc. xxx

Cornelia M Small         Director, Scudder, Stevens & Clark, Inc.
                            (investment adviser)**
                          President, AARP Cash Investment Funds
                             (investment company)**
                          President, AARP Growth Trust (investment
                             company)**
                          President, AARP Income Trust (investment
                             company)**
                          President, AARP Tax Free Income Trust
                             (investment company)**
                          President, AARP Managed Investment Portfolio
                             Trust (investment company)**

Edmond D. Villani         Director, President & Chief Executive Officer,
                             Scudder, Stevens & Clark, Inc. (investment adviser)**
                          Chairman & Director, The Argentina Fund, Inc.
                             (investment company)**
                          Chairman & Director, The Latin America Dollar
                             Income Fund, Inc. (investment company)**
                          Chairman & Director, Scudder World Income
                             Opportunities Fund, Inc.  (investment
                             company)**
                          Supervisory Director, Scudder Mortgage Fund
                             (investment company) +
                          Supervisory Director, Scudder Floating Rate
                             Funds for Fannie Mae Mortgage Securities I &
                             II (investment company)+
                          Director, Scudder, Stevens & Clark Japan, Inc.
                             (investment adviser)###
                          Director, The Brazil Fund, Inc. (investment
                             company)**
                          Director, Indosuez High Yield Bond Fund
                             (investment company) Luxembourg
                          President & Director, Scudder, Stevens & Clark
                             Overseas Corporation oo
                          President & Director, Scudder, Stevens & Clark
                             Corporation (Delaware) (investment adviser)**
                          Director, Scudder Realty Advisors, Inc. (realty
                             investment adviser) x
                          Director, IBJ Global Investment Management S.A.,
                             (Luxembourg investment management company)
                             Luxembourg, Grand-Duchy of Luxembourg

                                Part C - Page 10

Stephen A. Wohler        Director, Scudder, Stevens & Clark, Inc.
                          (investment adviser)**
                         Vice President, Montgomery Street Income
                           Securities, Inc. (investment company)o

     *    Two International Place, Boston, MA
     x    333 South Hope Street, Los Angeles, CA
     **   345 Park Avenue, New York, NY
     ++   Two Prudential Plaza, 180 N. Stetson Avenue,
          Chicago, IL
     +++  5 Industrial Way, Salem, NH
     o    101 California Street, San Francisco, CA
     # Socit Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
     +    John B. Gorsiraweg 6, Willemstad Curacao,
          Netherlands Antilles
     xx   De Ruyterkade 62, P.O. Box 812, Willemstad
          Curacao, Netherlands Antilles
     ##   2 Boulevard Royal, Luxembourg
     ***  B1 2F3F 248 Section 3, Nan King East Road, Taipei,
          Taiwan
     xxx  Grand Cayman, Cayman Islands, British West Indies
     oo   20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
     ###  1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     @    c/o Sinclair Hendersen Limited, 23 Cathedral Yard,
          Exeter, Devon, U.K.

Item 29.       Principal Underwriters.

     (a)  Scudder California Tax Free Trust
          Scudder Cash Investment Trust
          Scudder Equity Trust
          Scudder Fund, Inc.
          Scudder Funds Trust
          Scudder Global Fund, Inc.
          Scudder GNMA Fund
          Scudder Institutional Fund, Inc.
          Scudder International Fund, Inc.
          Scudder Investment Trust
          Scudder Municipal Trust
          Scudder Mutual Funds, Inc.
          Scudder Pathway Series
          Scudder Portfolio Trust
          Scudder Securities Trust
          Scudder State Tax Free Trust
          Scudder Tax Free Money Fund
          Scudder Tax Free Trust
          Scudder U.S. Treasury Money Fund
          Scudder Variable Life Investment Fund
          AARP Cash Investment Funds
          AARP Growth Trust
          AARP Income Trust
          AARP Tax Free Income Trust
          AARP Managed Investment Portfolios Trust
          The Japan Fund, Inc.

                                Part C - Page 11

     (b)

     (1)                (2)                    (3)

     Name and           Position and Offices
     Principal          with                   Positions and
     Business           Scudder Investor       Offices with
     Address            Services, Inc.         Registrant
     ----------------   --------------------   --------------

     Lynn S. Birdsong   Senior Vice President  None
     345 Park Avenue
     New York, NY
     10154

     E. Michael Brown   Assistant Treasurer    None
     Two International
     Place
     Boston, MA  02110

     Mark S. Casady     Director and Vice      None
     Two International  President
     Place
     Boston, MA  02110

     Linda Coughlin     Director and Senior    None
     Two International  Vice President
     Place
     Boston, MA  02110

     Richard W.         Vice President         None
     Desmond
     345 Park Avenue
     New York, NY
     10154

     Paul J. Elmlinger  Senior Vice President  None
     345 Park Avenue    and Assistant Clerk
     New York, NY
     10154

     Margaret D.        Assistant Treasurer    None
     Hadzima
     Two International
     Place
     Boston, MA  02110

     Thomas W. Joseph   Director, Vice         None
     Two International  President,
     Place              Treasurer and
     Boston, MA 02110   Assistant Clerk

     David S. Lee       Director, President    President and
     Two International  and Assistant          Trustee
     Place              Treasurer
     Boston, MA 02110

     Thomas F.          Clerk                  None
     McDonough
     Two International
     Place
     Boston, MA 02110

     Thomas H. O'Brien  Assistant Treasurer    None
     345 Park Avenue
     New York, NY
     10154

     Edward J.          Assistant Treasurer    None
     O'Connell
     345 Park Avenue
     New York, NY
     10154

                                Part C - Page 12

     Name and           Position and Offices
     Principal          with                   Positions and
     Business           Scudder Investor       Offices with
     Address            Services, Inc.         Registrant
     ----------------   --------------------   --------------

     Daniel Pierce      Director, Vice         None
     Two International  President
     Place              and Assistant
     Boston, MA 02110   Treasurer

     Kathryn L. Quirk   Director, Senior Vice  Vice
     345 Park Avenue    President and          President and
     New York, NY       Assistant Clerk        Trustee
     10154

     Robert A. Rudell   Vice President         None
     Two International
     Place
     Boston, MA 02110

     Edmund J. Thimme   Vice President         None
     345 Park Avenue
     New York, NY
     10154

     Benjamin           Vice President         None
     Thorndike
     Two International
     Place
     Boston, MA 02110

     Sydney S. Tucker   Vice President         None
     Two International
     Place
     Boston, MA 02110

     David B. Watts     Assistant Treasurer    None
     Two International
     Place
     Boston, MA 02110

     Linda J. Wondrack  Vice President         None
     Two International
     Place
     Boston, MA 02110

          The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

     (c)

           (1)          (2)                  (3)            (4)        (5)
                        Net              Compensation
         Name of     Underwriting             on        Brokerage     Other
        Principal    Discounts and       Redemptions  Commissions  Compensation
       Underwriter   and Commissions     and Purchases

         Scudder        None                 None        None         None
        Investor
     Services, Inc.


Item 30.  Location of Accounts and Records.

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts.


                                Part C - Page 13

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          None.

                                Part C - Page 14

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the _____ day of October, 1997.

                                   SCUDDER TAX FREE TRUST


                                   By/s/Thomas F. McDonough
                                     ---------------------------------
                                     Thomas F. McDonough,
                                     Vice President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                       TITLE                     DATE


/s/David S. Lee
------------------------
David S. Lee*                   President (Principal      October   , 1997
                                Executive Officer)
                                and Trustee
/s/Dawn-Marie Driscoll
------------------------
Dawn-Marie Driscoll*            Trustee                  October   , 1997


/s/Peter B. Freeman
------------------------
Peter B. Freeman*               Trustee                  October   , 1997


/s/Wesley W. Marple, Jr
------------------------
Wesley W. Marple, Jr.*          Trustee                  October   , 1997


/s/Kathryn L. Quirk
------------------------
Kathryn L. Quirk*               Vice President and       October   , 1997
                                Trustee

/s/Jean C. Tempel
------------------------
Jean C. Tempel*                 Trustee                  October   , 1997


/s/Pamela A. McGrath
------------------------
Pamela A. McGrath               Vice President and       October   , 1997
                                Treasurer (Principal
                                Financial and
                                Accounting Officer)


*By:/s/Thomas F. McDonough
    ------------------------
     Thomas F. McDonough,
     Attorney-in-fact pursuant to
     powers of attorney contained
     in the signature pages of Post-
     Effective Amendment Nos. 13,
     22 and 26 to the Registration
     Statement.

                                                       File No. 2-81105
                                                       File No. 811-3632






                SECURITIES AND EXCHANGE COMMISSION

                      WASHINGTON, D.C.  20549


                             EXHIBITS

                                TO

                             FORM N-1A

                  POST-EFFECTIVE AMENDMENT NO. 27

                     TO REGISTRATION STATEMENT

                               UNDER

                    THE SECURITIES ACT OF 1933

                                AND

                         AMENDMENT NO. 27

                     TO REGISTRATION STATEMENT

                               UNDER

                THE INVESTMENT COMPANY ACT OF 1940



                      SCUDDER TAX FREE TRUST

                      SCUDDER TAX FREE TRUST

                           EXHIBIT INDEX

                           Exhibit 1(a)

                           Exhibit 1(b)

                           Exhibit 1(c)

                           Exhibit 1(d)

                           Exhibit 2(a)

                          Exhibit 2(b)(1)

                          Exhibit 2(b)(2)

                             Exhibit 4

                           Exhibit 5(a)

                           Exhibit 5(b)

                           Exhibit 5(c)

                             Exhibit 6

                           Exhibit 8(a)

                          Exhibit 8(b)(1)

                          Exhibit 8(b)(2)

                           Exhibit 8(c)

                           Exhibit 8(d)

                           Exhibit 8(e)

                           Exhibit 8(f)

                           Exhibit 8(g)

                           Exhibit 8(h)

                           Exhibit 8(i)

                          Exhibit 9(a)(1)

                          Exhibit 9(a)(2)

                          Exhibit 9(a)(3)

                            Exhibit 16